Basis of Presentation and General Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified			12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Clean Energy	Dec. 31, 2013 Ob River (renamed from Clean Power in July 2012)	Dec. 31, 2013 Clean Force	Dec. 31, 2013 Dynagas Holding Ltd	Nov. 18, 2013 Dynagas Holding Ltd	Oct. 29, 2013 Dynagas Holding Ltd	Nov. 18, 2013 Dynagas LNG Partners LP	Dec. 05, 2013 Over-allotment	Dec. 31, 2013 Dynagas GP LLC	Oct. 29, 2013 Dynagas GP LLC
Property Plant And Equipment
Cubic Meters			149,700	149,700	149,700
Vessel Year Built			2007-03-02	2007-07-06	2008-01-15
Delivery Date			2007-03-02	2007-07-06	2008-01-15
Common unitholders - units issued	14,985,000	6,735,000						6,735,000	8,250,000
Common unitholders - units offered							4,250,000		8,250,000	1,875,000
Subordinated unitholders - units issued	14,985,000	14,985,000						14,985,000
General Partner unitholders - units issued	30,000	30,000										30,000
Ownership percentage in Dynagas LNG Partners LP						52.00%
General Partner Interest in Dynagas LNG Partners LP											0.01%
Revolving credit facility for general purposes							$ 30,000